Annual Total Returns [BarChart] - LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(1.74%)
2012	11.39%
2013	15.15%
2014	5.28%
2015	(3.48%)
2016	10.48%
2017	14.89%
2018	(8.20%)
2019	17.43%
2020	9.28%